Basis of Preparation of the Financial Statements (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of basis of preparation [Abstract]
Useful life of frequencies	next 10 years
Useful life of frequencies period of license	until 2022
Additional term of license	6 Years
Estimated useful frequencies re-evaluated period	beginning of the second quarter of 2017 and ending in 2028 (instead of 18-20 years ending in 2022, as originally estimated).
Estimated useful life of items re-evaluated period	beginning of the fourth quarter of 2017 to 3-6 years from their purchase date (instead of 2-3 years, as originally estimated).
Expected service period for contracts	over a period of 2-3 years